Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,375,000
Previously Paid Amount	0
Total Fee Amount	2,353.91
Total Offset Amount	0
Net Fee	$ 2,353.91